ALPS SERIES TRUST

1290 Broadway, Suite 1000

Denver, CO 80203

November 20, 2020

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ALPS Series Trust (the “Trust”) (File Nos. 333-183945 and 811-22747),

1933 Act Post-Effective Amendment No. 78

Dear Sir or Madam:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Trust, an open-end management investment company. This filing includes Post-Effective Amendment No. 78 to the Fund’s 1933 Act Registration Statement on Form N-1A (“PEA 78”) and Amendment No. 79 to its 1940 Act Registration Statement. PEA 78 is being filed pursuant to Rule 485(a) with respect to one new series of the Trust, the Hillman Value Fund (the “Fund”). The Fund will offer No Load Shares.

The SEC Staff is requested to address any comments on this filing to my attention at (720) 917-0566.

Sincerely,

/s/ Vilma V. DeVooght
Vilma V. DeVooght
Secretary

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